Net Loss Per Share - Schedule of computation of basic and dilutive net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss	$ (147,761)	$ (16,743)	$ (61,195)	$ (87,589)
Weighted-average shares outstanding - basic	91,747,685	13,613,270	17,476,105	4,213,244
Weighted-average shares outstanding - diluted	91,747,685	13,613,270	17,476,105	4,213,244
Net income per share - basic	$ (1.61)	$ (1.23)	$ (3.5)	$ (20.79)
Net income per share - diluted	$ (1.61)	$ (1.23)	$ (3.5)	$ (20.79)